UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-08245
                                                     ---------

                           Phoenix Equity Series Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                                101 Munson Street
                              Greenfield, MA 01301
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,             John H. Beers, Esq.
    Counsel and Secretary for Registrant        Vice President and Secretary
       Phoenix Life Insurance Company          Phoenix Life Insurance Company
              One American Row                        One American Row
           Hartford, CT 06103-2899                 Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's Telephone Number, Including Area Code: (800) 243-1574
                                                           --------------

                       Date of Fiscal Year End: August 31
                                                ---------

                   Date of Reporting Period: February 28, 2006
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                               FEBRUARY 28, 2006

SEMIANNUAL REPORT

o  PHOENIX GROWTH & INCOME FUND


           [GRAPHIC OMITTED]
           Get Fund documents by e-mail instead.

           Eligible shareholders may sign up for E-Delivery at PhoenixFunds.com.




TRUST NAME: PHOENIX EQUITY SERIES FUND

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------



This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

    This semiannual report addresses the performance of your Phoenix mutual fund for the six months ended February 28, 2006. It provides detailed information about your fund's performance, portfolio holdings and transactions for the period.

    At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

    I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 16 different management teams--seven Phoenix affiliates and nine outside subadvisers chosen for their complementary investment capabilities.

    These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

    When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

    Thank you for choosing PhoenixFunds to be part of your financial plan.


Sincerely yours,

/s/ Daniel T. Geraci

Daniel T. Geraci
President, PhoenixFunds
MARCH 2006

TABLE OF CONTENTS


Glossary.....................................................................  3
Phoenix Growth & Income Fund.................................................  4
Notes to Financial Statements................................................ 14
Board of Trustees' Consideration of Investment Advisory Agreement............ 17






--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------
2

GLOSSARY


REITS (REAL ESTATE INVESTMENT TRUSTS)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

PHOENIX GROWTH & INCOME FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Growth & Income Fund, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                          Beginning              Ending        Expenses Paid
Growth & Income Fund    Account Value        Account Value          During
      Class A          August 31, 2005     February 28, 2006       Period*
--------------------   ---------------     -----------------   -------------
Actual                    $1,000.00             $1,053.30           $6.36
Hypothetical (5% return
  before expenses)         1,000.00              1,018.52            6.28

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.25%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                          Beginning              Ending        Expenses Paid
Growth & Income Fund    Account Value        Account Value          During
      Class B          August 31, 2005     February 28, 2006       Period*
--------------------   ---------------     -----------------   -------------
Actual                    $1,000.00             $1,049.10          $10.16
Hypothetical (5% return
  before expenses)         1,000.00              1,014.76           10.04

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.00%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                          Beginning              Ending        Expenses Paid
Growth & Income Fund    Account Value        Account Value          During
      Class C          August 31, 2005     February 28, 2006       Period*
--------------------   ---------------     -----------------   -------------
Actual                    $1,000.00             $1,049.90          $10.16
Hypothetical (5% return
  before expenses)         1,000.00              1,014.76           10.04

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.00%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Growth & Income Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            2/28/06
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                       24%
Information Technology           15
Health Care                      14
Industrials                      12
Consumer Discretionary           11
Energy                            9
Telecommunication Services        5
Other                            10


                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 2006
                                   (UNAUDITED)


                                                   SHARES           VALUE
                                                  -------        ------------

DOMESTIC COMMON STOCKS--96.3%

AEROSPACE & DEFENSE--3.5%
Boeing Co. (The) .............................     16,800        $  1,221,192
Honeywell International, Inc. ................     38,300           1,568,385
Lockheed Martin Corp. ........................     26,800           1,952,916
Northrop Grumman Corp. .......................     18,300           1,173,030
Raytheon Co. .................................     20,300             881,020
United Technologies Corp. ....................     59,900           3,504,150
                                                                 ------------
                                                                   10,300,693
                                                                 ------------

AIR FREIGHT & LOGISTICS--0.2%
Pacer International, Inc. ....................      8,300             264,355
United Parcel Service, Inc. Class B ..........      5,700             425,847
                                                                 ------------
                                                                      690,202
                                                                 ------------

APPAREL RETAIL--0.4%
Gap, Inc. (The) ..............................     62,900           1,166,166

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
VF Corp. .....................................     11,600             635,680

APPLICATION SOFTWARE--0.5%
Autodesk, Inc. ...............................      7,500             282,375
Intuit, Inc.(b) ..............................     13,500             655,830
Mercury Interactive Corp.(b) .................     17,600             624,800
                                                                 ------------
                                                                    1,563,005
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.8%
Bank of New York Co., Inc. (The) .............     36,200           1,239,488
Franklin Resources, Inc. .....................     11,600           1,191,088
Northern Trust Corp. .........................     28,700           1,513,064
State Street Corp. ...........................     20,400           1,274,592
                                                                 ------------
                                                                    5,218,232
                                                                 ------------


                                                   SHARES           VALUE
                                                  -------        ------------

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co. ...............................     68,500        $    545,945

AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.(b) ..........................      8,300             173,553

BIOTECHNOLOGY--0.2%
Applera Corp. - Applied Biosystems Group .....     17,900             506,033

BROADCASTING & CABLE TV--0.4%
CBS Corp. Class B ............................     28,400             694,664
EchoStar Communications Corp. Class A(b) .....     12,000             352,440
                                                                 ------------
                                                                    1,047,104
                                                                 ------------

BUILDING PRODUCTS--0.4%
Masco Corp. ..................................     36,100           1,125,959

COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co. ..................     28,800             969,408

COMMUNICATIONS EQUIPMENT--2.9%
Cisco Systems, Inc.(b) .......................    232,200           4,699,728
Harris Corp. .................................     11,900             543,592
Motorola, Inc. ...............................    152,100           3,254,940
                                                                 ------------
                                                                    8,498,260
                                                                 ------------

COMPUTER HARDWARE--3.3%
Dell, Inc.(b) ................................     84,000           2,436,000
Hewlett-Packard Co. ..........................    100,200           3,287,562
International Business Machines Corp. ........     45,400           3,642,896
NCR Corp.(b) .................................      8,600             344,774
                                                                 ------------
                                                                    9,711,232
                                                                 ------------

COMPUTER STORAGE & PERIPHERALS--0.2%
Emulex Corp.(b) ..............................     35,800             637,240


                        See Notes to Financial Statements

Phoenix Growth & Income Fund

                                                   SHARES           VALUE
                                                  -------        ------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.5%
PACCAR, Inc. .................................     10,900        $    761,583
Toro Co. (The) ...............................     15,100             696,563
                                                                 ------------
                                                                    1,458,146
                                                                 ------------

CONSUMER FINANCE--1.2%
American Express Co. .........................     44,000           2,370,720
Capital One Financial Corp. ..................     13,600           1,191,360
                                                                 ------------
                                                                    3,562,080
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--1.1%
CheckFree Corp.(b) ...........................     10,700             529,222
Computer Sciences Corp.(b) ...................     28,500           1,548,690
Fiserv, Inc.(b) ..............................     30,200           1,253,300
                                                                 ------------
                                                                    3,331,212
                                                                 ------------

DEPARTMENT STORES--2.0%
Federated Department Stores, Inc. ............     30,000           2,131,200
Nordstrom, Inc. ..............................     48,600           1,846,800
Penney (J.C.) Co., Inc. ......................     34,300           2,011,352
                                                                 ------------
                                                                    5,989,352
                                                                 ------------

DIVERSIFIED BANKS--6.4%
Bank of America Corp. ........................    213,500           9,788,975
Comerica, Inc. ...............................     14,100             808,212
U.S. Bancorp .................................     31,500             973,665
Wachovia Corp. ...............................    102,800           5,763,996
Wells Fargo & Co. ............................     24,600           1,579,320
                                                                 ------------
                                                                   18,914,168
                                                                 ------------

DIVERSIFIED CHEMICALS--1.0%
Dow Chemical Co. (The) .......................     29,100           1,252,173
Eastman Chemical Co. .........................     29,200           1,440,436
PPG Industries, Inc. .........................      3,900             236,457
                                                                 ------------
                                                                    2,929,066
                                                                 ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
Dun & Bradstreet Corp.(b) ....................     10,100             734,674

ELECTRIC UTILITIES--0.4%
Cleco Corp. ..................................     15,800             355,342
PPL Corp. ....................................     26,200             833,160
                                                                 ------------
                                                                    1,188,502
                                                                 ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.9%
Emerson Electric Co. .........................     31,800           2,601,558

ELECTRONIC MANUFACTURING SERVICES--0.1%
Sanmina-SCI Corp.(b) .........................     95,600             369,016

FOOD RETAIL--0.1%
Kroger Co. (The)(b) ..........................     21,200             424,848


                                                   SHARES           VALUE
                                                  -------        ------------

FOOTWEAR--0.5%
NIKE, Inc. Class B ...........................     16,800        $  1,457,904

GAS UTILITIES--0.2%
UGI Corp. ....................................     24,700             554,515

GENERAL MERCHANDISE STORES--0.1%
Dollar General Corp. .........................     18,200             317,044

HEALTH CARE DISTRIBUTORS--1.0%
Cardinal Health, Inc. ........................     21,700           1,575,420
McKesson Corp. ...............................     25,500           1,380,315
                                                                 ------------
                                                                    2,955,735
                                                                 ------------

HEALTH CARE EQUIPMENT--2.2%
Baxter International, Inc. ...................     34,900           1,320,965
Becton, Dickinson & Co. ......................     35,500           2,266,675
Boston Scientific Corp.(b) ...................      5,600             136,752
Fisher Scientific International, Inc.(b) .....     17,400           1,185,984
Kinetic Concepts, Inc.(b) ....................      7,200             267,120
PerkinElmer, Inc. ............................     49,300           1,172,847
                                                                 ------------
                                                                    6,350,343
                                                                 ------------

HEALTH CARE SERVICES--0.3%
Caremark Rx, Inc.(b) .........................     17,100             850,725

HEALTH CARE SUPPLIES--0.5%
Bausch & Lomb, Inc. ..........................     19,400           1,342,674

HOME IMPROVEMENT RETAIL--1.6%
Home Depot, Inc. (The) .......................     67,600           2,849,340
Sherwin-Williams Co. (The) ...................     38,700           1,762,785
                                                                 ------------
                                                                    4,612,125
                                                                 ------------

HOUSEHOLD APPLIANCES--0.6%
Black & Decker Corp. (The) ...................     21,600           1,848,528

HOUSEHOLD PRODUCTS--0.8%
Kimberly-Clark Corp. .........................     42,000           2,485,560

HOUSEWARES & SPECIALTIES--0.4%
Newell Rubbermaid, Inc. ......................     51,900           1,290,753

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
Constellation Energy Group, Inc. .............     21,800           1,280,532

INDUSTRIAL CONGLOMERATES--1.7%
3M Co. .......................................      6,300             463,617
General Electric Co. .........................    115,000           3,780,050
Textron, Inc. ................................      8,600             757,746
                                                                 ------------
                                                                    5,001,413
                                                                 ------------

INDUSTRIAL MACHINERY--1.7%
Danaher Corp. ................................      6,900             418,002
Dover Corp. ..................................      8,100             388,314

                        See Notes to Financial Statements
6

Phoenix Growth & Income Fund

                                                   SHARES           VALUE
                                                  -------        ------------

INDUSTRIAL MACHINERY--CONTINUED
Eaton Corp. ..................................     30,400        $  2,117,968
Illinois Tool Works, Inc. ....................     16,700           1,433,528
Parker-Hannifin Corp. ........................      8,500             664,445
                                                                 ------------
                                                                    5,022,257
                                                                 ------------

INSURANCE BROKERS--0.2%
AON Corp. ....................................     15,300             606,033

INTEGRATED OIL & GAS--8.1%
Chevron Corp. ................................     73,200           4,134,336
ConocoPhillips ...............................     31,900           1,944,624
Exxon Mobil Corp. ............................    210,200          12,479,574
Occidental Petroleum Corp. ...................     56,400           5,162,856
                                                                 ------------
                                                                   23,721,390
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--4.2%
AT&T, Inc. ...................................    162,100           4,472,339
BellSouth Corp. ..............................     65,800           2,077,964
Citizens Communications Co. ..................    105,600           1,409,760
Qwest Communications International, Inc.(b) ..     51,100             322,952
Verizon Communications, Inc. .................    117,400           3,956,380
                                                                 ------------
                                                                   12,239,395
                                                                 ------------

INTERNET RETAIL--0.2%
IAC/InterActiveCorp.(b) ......................     22,300             652,052

INTERNET SOFTWARE & SERVICES--0.2%
VeriSign, Inc.(b) ............................     19,500             461,370

INVESTMENT BANKING & BROKERAGE--1.8%
Merrill Lynch & Co., Inc. ....................     53,100           4,099,851
Morgan Stanley ...............................     21,500           1,282,690
                                                                 ------------
                                                                    5,382,541
                                                                 ------------

LIFE & HEALTH INSURANCE--3.6%
AFLAC, Inc. ..................................     27,100           1,253,375
Lincoln National Corp. .......................     35,000           1,986,950
MetLife, Inc. ................................     75,700           3,794,084
Principal Financial Group, Inc. ..............     27,700           1,349,544
Protective Life Corp. ........................      3,900             190,125
Prudential Financial, Inc. ...................     23,200           1,787,328
StanCorp Financial Group, Inc. ...............      4,400             238,040
                                                                 ------------
                                                                   10,599,446
                                                                 ------------

MANAGED HEALTH CARE--2.5%
Aetna, Inc. ..................................     41,800           2,131,800
CIGNA Corp. ..................................      9,400           1,153,850
UnitedHealth Group, Inc. .....................     32,900           1,915,767
WellPoint, Inc.(b) ...........................     27,000           2,073,330
                                                                 ------------
                                                                    7,274,747
                                                                 ------------

METAL & GLASS CONTAINERS--0.3%
Crown Holdings, Inc.(b) ......................     35,600             651,480


                                                   SHARES           VALUE
                                                  -------        ------------

METAL & GLASS CONTAINERS--CONTINUED
Silgan Holdings, Inc. ........................      6,800        $    268,056
                                                                 ------------
                                                                      919,536
                                                                 ------------

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc. ........................      5,300             278,303

MOVIES & ENTERTAINMENT--2.4%
Time Warner, Inc. ............................    285,700           4,945,467
Viacom, Inc. Class B(b) ......................     28,400           1,134,864
Walt Disney Co. (The) ........................     34,500             965,655
                                                                 ------------
                                                                    7,045,986
                                                                 ------------

MULTI-LINE INSURANCE--1.1%
American International Group, Inc. ...........     40,100           2,661,036
Hartford Financial Services Group, Inc. (The)       3,600             296,568
Unitrin, Inc. ................................      3,700             178,895
                                                                 ------------
                                                                    3,136,499
                                                                 ------------

OIL & GAS DRILLING--0.4%
Pride International, Inc.(b) .................     39,200           1,214,024

OIL & GAS EXPLORATION & PRODUCTION--0.4%
Burlington Resources, Inc. ...................     14,600           1,316,628

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.4%
Sunoco, Inc. .................................      3,600             266,760
Valero Energy Corp. ..........................     16,600             892,914
                                                                 ------------
                                                                    1,159,674
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.6%
Citigroup, Inc. ..............................     95,000           4,405,150
JPMorgan Chase & Co. .........................    151,000           6,212,140
                                                                 ------------
                                                                   10,617,290
                                                                 ------------

PACKAGED FOODS & MEATS--2.0%
General Mills, Inc. ..........................     27,500           1,354,375
Kellogg Co. ..................................     95,100           4,213,881
Pilgrim's Pride Corp. ........................     18,800             433,528
                                                                 ------------
                                                                    6,001,784
                                                                 ------------

PHARMACEUTICALS--7.6%
Abbott Laboratories ..........................     55,000           2,429,900
Alpharma, Inc. Class A .......................     17,000             514,250
Barr Pharmaceuticals, Inc.(b) ................     12,300             826,314
Endo Pharmaceuticals Holdings, Inc.(b) .......     19,000             598,880
Johnson & Johnson ............................    122,100           7,039,065
Medicis Pharmaceutical Corp. Class A .........     19,500             554,580
Merck & Co., Inc. ............................     58,300           2,032,338
Pfizer, Inc. .................................    263,800           6,908,922
Watson Pharmaceuticals, Inc.(b) ..............      7,900             236,842
Wyeth ........................................     22,100           1,100,580
                                                                 ------------
                                                                   22,241,671
                                                                 ------------

                        See Notes to Financial Statements

Phoenix Growth & Income Fund


                                                   SHARES           VALUE
                                                  -------        ------------

PROPERTY & CASUALTY INSURANCE--2.9%
Allstate Corp. (The) .........................     72,400        $  3,966,072
Cincinnati Financial Corp. ...................      5,300             235,108
Mercury General Corp. ........................      7,000             391,300
Philadelphia Consolidated Holding Co.(b) .....      1,900             203,300
Progressive Corp. (The) ......................      9,700           1,042,265
St. Paul Travelers Cos., Inc. (The) ..........     63,100           2,712,038
                                                                 ------------
                                                                    8,550,083
                                                                 ------------

RAILROADS--0.5%
Burlington Northern Santa Fe Corp. ...........      7,200             566,208
Norfolk Southern Corp. .......................     15,900             813,762
                                                                 ------------
                                                                    1,379,970
                                                                 ------------

REGIONAL BANKS--0.9%
Bank of Hawaii Corp. .........................     12,000             640,800
KeyCorp ......................................     28,000           1,043,560
National City Corp. ..........................      7,800             271,440
SunTrust Banks, Inc. .........................      5,000             361,850
Synovus Financial Corp. ......................     14,200             402,570
                                                                 ------------
                                                                    2,720,220
                                                                 ------------

REITS--0.8%
American Home Mortgage Investment Corp. ......     13,400             381,900
Boston Properties, Inc. ......................      7,800             660,426
Highwoods Properties, Inc. ...................     28,500             921,975
New Plan Excel Realty Trust ..................     15,500             388,275
                                                                 ------------
                                                                    2,352,576
                                                                 ------------

RESTAURANTS--1.4%
McDonald's Corp. .............................     82,100           2,866,111
Yum! Brands, Inc. ............................     26,200           1,249,740
                                                                 ------------
                                                                    4,115,851
                                                                 ------------

SEMICONDUCTORS--2.8%
Advanced Micro Devices, Inc.(b) ..............      3,800             146,946
Freescale Semiconductor, Inc. Class B(b) .....     23,200             627,328
Intel Corp. ..................................    230,700           4,752,420
LSI Logic Corp.(b) ...........................     28,700             279,825
ON Semiconductor Corp.(b) ....................     64,200             423,078
Texas Instruments, Inc. ......................     67,400           2,011,890
                                                                 ------------
                                                                    8,241,487
                                                                 ------------

SOFT DRINKS--0.8%
Coca-Cola Co. (The) ..........................     34,300           1,439,571
Pepsi Bottling Group, Inc. (The) .............     11,900             349,384
PepsiAmericas, Inc. ..........................     17,300             413,816
                                                                 ------------
                                                                    2,202,771
                                                                 ------------

SPECIALIZED CONSUMER SERVICES--0.3%
Block (H&R), Inc. ............................     36,200             807,260


                                                   SHARES           VALUE
                                                  -------        ------------

SPECIALTY CHEMICALS--0.2%
Rohm and Haas Co. ............................      8,900        $    442,775

SPECIALTY STORES--0.2%
Barnes & Noble, Inc. .........................      5,600             241,192
Staples, Inc. ................................      8,500             208,590
                                                                 ------------
                                                                      449,782
                                                                 ------------

SYSTEMS SOFTWARE--3.7%
BMC Software, Inc.(b) ........................     19,900             435,213
Microsoft Corp. ..............................    289,800           7,795,620
Oracle Corp.(b) ..............................    198,500           2,465,370
Symantec Corp.(b) ............................     13,500             228,015
                                                                 ------------
                                                                   10,924,218
                                                                 ------------

TECHNOLOGY DISTRIBUTORS--0.3%
Arrow Electronics, Inc.(b) ...................     15,400             535,766
Tech Data Corp.(b) ...........................     10,000             415,300
                                                                 ------------
                                                                      951,066
                                                                 ------------

TOBACCO--0.8%
Reynolds American, Inc. ......................     22,800           2,420,220

TRUCKING--0.2%
CNF, Inc. ....................................     12,700             637,286

WIRELESS TELECOMMUNICATION SERVICES--0.8%
Sprint Nextel Corp. ..........................     93,000           2,234,790
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $218,279,409)                                    282,960,166
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--2.6%

DIVERSIFIED METALS & MINING--0.4%
Freeport-McMoRan Copper & Gold, Inc.
Class B (Indonesia) ..........................     21,700           1,098,671

INDUSTRIAL CONGLOMERATES--0.7%
Tyco International Ltd. (United States) ......     81,200           2,094,148

INDUSTRIAL MACHINERY--1.3%
Ingersoll-Rand Co. Ltd. Class A (United States)    93,100           3,819,893

OIL & GAS DRILLING--0.1%
Nabors Industries Ltd. (United States)(b) ....      5,700             375,915

PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A (United States) ......      5,200             351,261
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,601,429)                                        7,739,888
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $223,880,838)                                    290,700,054
--------------------------------------------------------------------------------


                        See Notes to Financial Statements
8

Phoenix Growth & Income Fund


                                                    PAR
                                                   VALUE
                                                   (000)            VALUE
                                                  -------        ------------
SHORT-TERM INVESTMENTS(d)--1.2%

COMMERCIAL PAPER--1.2%
Old Line Funding Corp. 4.55%, 3/1/06 .........    $ 2,670        $  2,670,000
UBS Finance Delaware LLC 4.49%, 3/20/06 ......        940             937,772
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,607,772)                                        3,607,772
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $227,488,610)                                    294,307,826(a)

Other assets and liabilities, net--(0.1)%                            (368,190)
                                                                 ------------
NET ASSETS--100.0%                                               $293,939,636
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $69,670,904 and gross depreciation of $4,668,020 for federal income tax purposes. At February 28, 2006, the aggregate cost of securities for federal income tax purposes was $229,304,942.
(b) Non-income producing.
(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2F "Foreign security country determination" in the Notes to Financial Statements.
(d) The rate shown is the discount rate.


                        See Notes to Financial Statements

Phoenix Growth & Income Fund


                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $227,488,610)                                  $ 294,307,826
Cash                                                                      2,961
Receivables
  Investment securities sold                                          1,153,495
  Dividends                                                             600,233
  Fund shares sold                                                      109,969
Prepaid expenses                                                         33,314
                                                                  -------------
   Total assets                                                     296,207,798
                                                                  -------------
LIABILITIES
Payables
  Investment securities purchased                                     1,215,042
  Fund shares repurchased                                               504,481
  Investment advisory fee                                               233,899
  Distribution and service fees                                         124,497
  Transfer agent fee                                                    118,673
  Financial agent fee                                                    16,227
  Trustees' fee                                                              84
  Other accrued expenses                                                 55,259
                                                                  -------------
  Total liabilities                                                   2,268,162
                                                                  -------------
NET ASSETS                                                        $ 293,939,636
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 305,928,802
Undistributed net investment income                                     774,411
Accumulated net realized loss                                       (79,582,793)
Net unrealized appreciation                                          66,819,216
                                                                  -------------
NET ASSETS                                                        $ 293,939,636
                                                                  =============

CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $177,046,449)                  11,480,512
Net asset value per share                                                $15.42
Offering price per share $15.42/(1-5.75%)                                $16.36

CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $53,241,884)                    3,596,840
Net asset value and offering price per share                             $14.80

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $63,651,303)                    4,298,720
Net asset value and offering price per share                             $14.81




                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2006
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                           $ 3,068,626
Interest                                                                 42,696
                                                                    -----------
     Total investment income                                          3,111,322
                                                                    -----------
EXPENSES
Investment advisory fee                                               1,114,199
Service fees, Class A                                                   220,169
Distribution and service fees, Class B                                  279,185
Distribution and service fees, Class C                                  325,741
Financial agent fee                                                      97,610
Transfer agent                                                          291,276
Printing                                                                 43,154
Custodian                                                                34,695
Registration                                                             24,965
Professional                                                             16,843
Trustees                                                                 10,747
Miscellaneous                                                            15,068
                                                                    -----------
     Total expenses                                                   2,473,652
Less expenses reimbursed by investment adviser                         (162,846)
Custodian fees paid indirectly                                             (111)
                                                                    -----------
     Net expenses                                                     2,310,695
                                                                    -----------
NET INVESTMENT INCOME (LOSS)                                            800,627
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              11,585,889
Net change in unrealized appreciation (depreciation) on
  investments                                                         2,717,825
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                       14,303,714
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                        $15,104,341
                                                                    ===========


                        See Notes to Financial Statements
10

Phoenix Growth & Income Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                   Six Months
                                                                                     Ended
                                                                                February 28, 2006     Year Ended
                                                                                   (Unaudited)      August 31, 2005
                                                                                -----------------   ---------------
FROM OPERATIONS
   Net investment income (loss)                                                   $    800,627        $  1,847,479
   Net realized gain (loss)                                                         11,585,889          21,670,359
   Net change in unrealized appreciation (depreciation)                              2,717,825          17,884,306
                                                                                  ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      15,104,341          41,402,144
                                                                                  ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                   (1,228,917)         (1,452,732)
   Net investment income, Class B                                                      (92,868)                 --
   Net investment income, Class C                                                     (108,027)                 --
                                                                                  ------------        ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                        (1,429,812)         (1,452,732)
                                                                                  ------------        ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (710,925 and 1,997,444 shares, respectively)       10,638,072          27,925,745
   Net asset value of shares issued from reinvestment of distributions
     (73,111 and 91,266 shares, respectively)                                        1,106,158           1,313,326
   Cost of shares repurchased (1,418,826 and 5,282,461 shares, respectively)       (21,290,159)        (75,799,152)
                                                                                  ------------        ------------
Total                                                                               (9,545,929)        (46,560,081)
                                                                                  ------------        ------------
CLASS B
   Proceeds from sales of shares (104,071 and 293,577 shares, respectively)          1,496,281           3,994,747
   Net asset value of shares issued from reinvestment of distributions
     (5,397 and 0 shares, respectively)                                                 78,475                  --
   Cost of shares repurchased (680,181 and 1,567,775 shares, respectively)          (9,797,932)        (21,296,307)
                                                                                  ------------        ------------
Total                                                                               (8,223,176)        (17,301,560)
                                                                                  ------------        ------------
CLASS C
   Proceeds from sales of shares (56,552 and 152,294 shares, respectively)             810,438           2,062,094
   Net asset value of shares issued from reinvestment of distributions
     (6,071 and 0 shares, respectively)                                                 88,331                  --
   Cost of shares repurchased (606,895 and 1,536,190 shares, respectively)          (8,722,443)        (20,828,361)
                                                                                  ------------        ------------
Total                                                                               (7,823,674)        (18,766,267)
                                                                                  ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                       (25,592,779)        (82,627,908)
                                                                                  ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                           (11,918,250)        (42,678,496)

NET ASSETS
   Beginning of period                                                             305,857,886         348,536,382
                                                                                  ------------        ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $774,411 AND $1,403,596, RESPECTIVELY)                                       $293,939,636        $305,857,886
                                                                                  ============        ============

                        See Notes to Financial Statements

Phoenix Growth & Income Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                           CLASS A
                                         -----------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                           YEAR ENDED AUGUST 31
                                         FEBRUARY 28, 2006 -----------------------------------------------------
                                            (UNAUDITED)     2005        2004       2003         2002       2001
Net asset value, beginning of period           $14.74      $13.15      $11.86     $10.86       $13.30     $16.85
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)              0.06        0.12        0.09       0.09         0.04       0.02
   Net realized and unrealized gain (loss)       0.72        1.57        1.30       0.91        (2.48)     (3.57)
                                               ------      ------      ------     ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS            0.78        1.69        1.39       1.00        (2.44)     (3.55)
                                               ------      ------      ------     ------       ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.10)      (0.10)      (0.10)        --           --         --
                                               ------      ------      ------     ------       ------     ------
     TOTAL DISTRIBUTIONS                        (0.10)      (0.10)      (0.10)        --           --         --
                                               ------      ------      ------     ------       ------     ------
Change in net asset value                        0.68        1.59        1.29       1.00        (2.44)     (3.55)
                                               ------      ------      ------     ------       ------     ------
NET ASSET VALUE, END OF PERIOD                 $15.42      $14.74      $13.15     $11.86       $10.86     $13.30
                                               ======      ======      ======     ======       ======     ======
Total return(2)                                  5.33%(3)   12.85%      11.74%      9.21%      (18.35)%   (21.07)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)     $177,046    $178,557    $201,330   $131,169     $166,772   $245,471

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        1.25%(4)    1.25%       1.25%      1.25%        1.25 %     1.25 %
   Gross operating expenses                      1.36%(4)    1.40%       1.38%      1.45%        1.35 %     1.32 %
   Net investment income (loss)                  0.85%(4)    0.84%       0.68%      0.82%        0.33 %     0.16 %
Portfolio turnover                                 15%(3)      41%         53%        59%          40 %       34 %



                                                                           CLASS B
                                         -----------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                           YEAR ENDED AUGUST 31
                                         FEBRUARY 28, 2006 -----------------------------------------------------
                                            (UNAUDITED)     2005        2004       2003         2002       2001
Net asset value, beginning of period           $14.13      $12.61      $11.38     $10.50       $12.95     $16.54
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)              0.01        0.01       (0.01)      0.01        (0.05)     (0.09)
   Net realized and unrealized gain (loss)       0.68        1.51        1.25       0.87        (2.40)     (3.50)
                                               ------      ------      ------     ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS            0.69        1.52        1.24       0.88        (2.45)     (3.59)
                                               ------      ------      ------     ------       ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.02)         --       (0.01)        --           --         --
                                               ------      ------      ------     ------       ------     ------
     TOTAL DISTRIBUTIONS                        (0.02)         --       (0.01)        --           --         --
                                               ------      ------      ------     ------       ------     ------
Change in net asset value                        0.67        1.52        1.23       0.88        (2.45)     (3.59)
                                               ------      ------      ------     ------       ------     ------
NET ASSET VALUE, END OF PERIOD                 $14.80      $14.13      $12.61     $11.38       $10.50     $12.95
                                               ======      ======      ======     ======       ======     ======
Total return(2)                                  4.91%(3)   12.05%      10.90 %     8.38%      (18.92)%   (21.70)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)      $53,242     $58,869     $68,637    $72,051      $81,000   $116,539

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        2.00%(4)    2.00%       2.00 %     2.00%        2.00 %     2.00 %
   Gross operating expenses                      2.11%(4)    2.15%       2.14 %     2.20%        2.10 %     2.06 %
   Net investment income (loss)                  0.09%(4)    0.10%      (0.07)%     0.08%       (0.42)%    (0.60)%
Portfolio turnover                                 15%(3)      41%         53 %       59%          40 %       34 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Not annualized.
(4) Annualized.

                        See Notes to Financial Statements
12

Phoenix Growth & Income Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                           CLASS C
                                         -----------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                           YEAR ENDED AUGUST 31
                                         FEBRUARY 28, 2006 -----------------------------------------------------
                                            (UNAUDITED)     2005        2004       2003         2002       2001
Net asset value, beginning of period           $14.13      $12.62      $11.38     $10.50       $12.96     $16.55
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               0.01        0.01       (0.01)      0.01        (0.05)     (0.09)
   Net realized and unrealized gain (loss)       0.69        1.50        1.26       0.87        (2.41)     (3.50)
                                               ------      ------      ------     ------       ------     ------
     TOTAL FROM INVESTMENT OPERATIONS            0.70        1.51        1.25       0.88        (2.46)     (3.59)
                                               ------      ------      ------     ------       ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.02)         --       (0.01)        --           --         --
                                               ------      ------      ------     ------       ------     ------
     TOTAL DISTRIBUTIONS                        (0.02)         --       (0.01)        --           --         --
                                               ------      ------      ------     ------       ------     ------
Change in net asset value                        0.68        1.51        1.24       0.88        (2.46)     (3.59)
                                               ------      ------      ------     ------       ------     ------
NET ASSET VALUE, END OF PERIOD                 $14.81      $14.13      $12.62     $11.38       $10.50     $12.96
                                               ======      ======      ======     ======       ======     ======
Total return(2)                                  4.99%(3)   12.05%      10.80 %     8.48%      (18.98)%   (21.69)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)      $63,651     $68,432     $78,570    $52,466      $61,193    $86,080

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        2.00%(4)    2.00%       2.00 %     2.00%        2.00 %     2.00 %
   Gross operating expenses                      2.11%(4)    2.15%       2.13 %     2.20%        2.10 %     2.06 %
   Net investment income (loss)                  0.09%(4)    0.10%      (0.07)%     0.08%       (0.42)%    (0.60)%
Portfolio turnover                                 15%(3)      41%         53 %       59%          40 %       34 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Not annualized.
(4) Annualized.

                        See Notes to Financial Statements

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2006 (UNAUDITED)


1. ORGANIZATION

   Phoenix Equity Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

   Currently one fund, the Phoenix Growth & Income Fund (the "Fund") is offered for sale. The Fund is diversified and has an investment objective of seeking dividend growth, current income, and capital appreciation.

   The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, effective January 11, 2006, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2006 (UNAUDITED) (CONTINUED)


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

F. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

G. REIT INVESTMENTS:

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, Engemann Asset Management (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.75% of the average daily net assets of the Fund for the first $1 billion; 0.70% of such value over $1 billion to $2 billion; and 0.65% of such value in excess of $2 billion. The Adviser has contractually agreed to limit total fund operating expenses, (excluding interest, taxes, and extraordinary expenses), through December 31, 2006, so that such expenses do not exceed the following percentages of the average annual net asset values for the Fund:

                                        Class A     Class B      Class C
                                        -------     -------      -------
Growth & Income Fund..............       1.25%        2.00%        2.00%

   The Adviser will not seek to recapture any reimbursed expenses under this agreement.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $5,420 for Class A shares and deferred sales charges of $27,068 for Class B shares and $824 for Class C shares for the six-month period (the "period") ended February 28, 2006.

   In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares and 1.00% for Class C shares of the average daily net assets of each respective class.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   As financial agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended Februay 28, 2006, the Fund incurred financial agent fees totaling $97,610.

   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended February 28, 2006, transfer agent fees were $291,276 as reported in the Statement of Operations, of which PEPCO retained $132,342.

   At February 28, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix-affiliated funds held 971,375 Class A shares of the Fund with an aggregate net asset value of $14,978,603.

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities during the period ended February 28, 2006 (excluding U.S. Government and agency securities and short-term securities) amounted to $45,521,227 and $70,854,612, respectively. There were no purchases or sales of long-term U.S. Government and agency securities during the period ended February 28, 2006.

5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2006 (UNAUDITED) (CONTINUED)


6. INDEMNIFICATIONS

   Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

8. FEDERAL INCOME TAX INFORMATION

   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:


                             Expiration Year
    ------------------------------------------------------------------
    2008       2009        2010         2011         2012        Total
    ----       ----        ----         ----         ----        -----
  $36,594  $23,403,690  $15,349,731  $47,229,498  $2,953,031  $88,972,544

   The Trust may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX GROWTH & INCOME FUND
FEBRUARY 28, 2006 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 4th, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Engemann Asset Management ("EAM") and the Fund. Pursuant to the Advisory Agreement EAM provides advisory services to the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by EAM and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by EAM and its affiliates comparing the performance of the Fund with a peer group and benchmark, reports provided by EAM and its affiliates showing that the investment policies and restrictions for the Fund were followed and reports provided by EAM and its affiliates covering matters such as the compliance of investment personnel and other access persons with EAM's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board also considered the experience of EAM as an investment advisor and the experience of the team of portfolio managers that manage the Fund. In this regard, the Board noted that each member of the portfolio management team had over 15 years of experience in the investment management business. Turning to compensation, the Board noted that a primary factor in EAM's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which aligned their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of EAM's compliance program. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of EAM, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3 and 5 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted and was satisfied that the Fund had exceeded the Lipper peer group average for its investment style for the 1, 3, 5 and year to date periods.

   PROFITABILITY. The Board also considered the level of profits realized by EAM and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the voluntary reimbursements provided to the Fund. The Board concluded that the profitability to EAM from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that the total expenses of the Fund were less than the average total expenses for comparable funds and that the management fee was equal to the median for the peer group. The Board was satisfied with the manage-

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX GROWTH & INCOME FUND
FEBRUARY 28, 2006 (UNAUDITED) (CONTINUED)


ment fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management. The Board also noted that it was likely that EAM and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

PHOENIX EQUITY SERIES FUND
101 Munson Street
Greenfield, MA 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill(1)
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris(2)
James M. Oates
Donald B. Romans(1)
Richard E. Segerson

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
Nancy G. Curtiss, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary


(1) Pursuant to the Trust's retirement policy, Messrs. Dill and Romans will retire from the Board of Trustees effective April 29, 2006.
(2) Pursuant to the Trust's retirement policy, Mr. Morris will retire from the Board of Trustees immediately following its May 2006 meeting.



INVESTMENT ADVISER
Engemann Asset Management
600 North Rosemead Boulevard
Pasadena, CA 91107-2133

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                                           1-800-243-1574
Advisor Consulting Group                                       1-800-243-4361
Telephone Orders                                               1-800-367-5877
Text Telephone                                                 1-800-243-1926
Web site                                                     PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                                                                 ---------------
                                                                    PRESORTED
                                                                     STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480




For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP212
BPD25788                                                                    4-06


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)  Not applicable.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Equity Series Fund
              ------------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date           May 5, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date           May 5, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer
                            and Treasurer
                           (principal financial officer)

Date           May 4, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.